Inventories And Theatrical Film And Television Production Costs (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Finite-Lived Intangible Assets [Line Items]
Other current assets	$ (20,231)	$ (20,231)	$ (18,364)
Inventories:
Less: current portion of inventory	(3,592)	(3,592)	(2,864)
Theatrical film production costs:
Released, less amortization	487	487	392
Completed and not released	616	616	437
In production	1,130	1,130	1,475
Development and pre-production	190	190	171
Television production costs:
Released, less amortization	2,495	2,495	2,199
Completed and not released	1,381	1,381	1,344
In production	2,353	2,353	2,208
Development and pre-production	90	90	57
Total theatrical film and television production costs	8,742	8,742	8,283
Total noncurrent inventories and theatrical film and television production costs	14,752	14,752	12,434
Film costs of released and completed and not released theatrical and television product	5,171	5,171
Programming Inventory Costs | ASU 2019-02
Finite-Lived Intangible Assets [Line Items]
Other current assets				$ 2,274
Other assets				$ 2,274
COVID-19 Pandemic
Unusual or Infrequent Item, or Both [Line Items]
Impairment based on change in estimates for various film titles	524
Total inventories
Inventories:
Total inventories	6,113	6,113	4,247
Less: current portion of inventory	(103)	(103)	(96)
Total noncurrent inventories	6,010	6,010	4,151
Programming costs, less amortization
Inventories:
Total inventories	6,010	6,010	4,151
Other inventory, primarily DVD and Blu-ray Discs
Inventories:
Total inventories	103	103	96
Film and Television Libraries
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, net	$ 4,699	$ 4,699	$ 5,967
Percentage of unamortized film costs	90.00%	90.00%
Amortization period for unamortized film costs		3 years
Film costs, amortized in next operating cycle		$ 3,111